SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 26, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements
Total compensation cost and income tax benefits recognized in the consolidated statements of operations during 2014, 2013, and 2012 for the Company's share-based awards were as follows (in thousands):

	Successor				Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012		For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Share-based compensation expense	$3,720	$5,330	$9,958	(1)	$15,169
Income tax benefits	$1,463	$2,095	$3,892		$5,955
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(1) In connection with the Merger, all of the outstanding share-based compensation awards were accelerated and fully vested, if not previously vested, and converted to the right to receive cash consideration. Total share-based compensation of $18.3 million was recognized and included in Merger related expenses in the consolidated statements of operations, $11.2 million of which was recorded in the Predecessor Period, and $7.0 million was recorded in the Successor Period.

Schedule of Black-Scholes Weighted-Average Assumptions
The Black-Scholes weighted-average assumptions were as follows:

Predecessor
For the period December 31, 2011 through September 7, 2012
Expected volatility	43.5%
Expected dividends	0.0%
Risk-free interest rate	0.8%
Expected life (in years)	5.0
The Black-Scholes weighted-average assumptions for the 2012 Plan were as follows:

	Successor
	For the fiscal year ended				For the period September 8, 2012 through December 28, 2012
	December 26, 2014		December 27, 2013
	Time-Based Awards	Performance-Based Awards	Time-Based Awards	Performance-Based Awards	Time and Performance-Based Awards
Exercise price	$311.00	$311.00	$255.00	$255.00	$255.00
Expected volatility	48.3%	48.2%	48.6%	49.1%	49.2%
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%
Risk-free interest rate	2.2%	2.1%	1.4%	1.4%	0.9%
Expected life (in years)	6.5	6.3	6.5	6.2	6.3

Schedule of Share-based Compensation, Stock Options, Activity
A summary of stock options activity under the 2012 Plan from December 28, 2012 through December 26, 2014 is presented below:

	Successor
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding at December 28, 2012	198,753	$219.72	8.0	$7,013
Granted	21,247	255.00
Exercised	—	—
Forfeited	4,571	255.00
Outstanding at December 27, 2013	215,429	$222.45	7.2	$7,013
Granted	18,726	311.00
Exercised	20,818	152.01
Forfeited	12,146	255.00
Outstanding at December 26, 2014	201,191	$236.01	7.0	$15,087
Vested or expected to vest at December 26, 2014	200,385	$228.17	6.4	$18,448
Exercisable at December 26, 2014	105,539	$209.86	5.9	$10,674
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(1)	The aggregate intrinsic value represents the amount by which the fair value of the underlying stock at period end exceeds the stock option exercise price.